CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ (73,642,000)	$ (10,089)	¥ 12,576,000	¥ (979,492,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss (gain) on disposal of property, equipment and software	7,300,000	1,006	(50,000)	(8,839,000)
Loss on disposal of subsidiaries	11,606,000	1,590	282,000	3,749,000
Gain on disposal of discontinued operations, net			(158,809,000)
Non-cash other income	(2,033,000)	(279)	(2,519,000)	(1,729,000)
Share-based compensation expenses	44,675,000	6,120	70,760,000	202,346,000
Impairment on equity investments	0		0	17,252,000
Changes in fair value on other investments	7,160,000	981	(3,490,000)	29,958,000
Impairment on advance and other assets	794,000	109		159,224,000
Impairment loss of equipment, intangible assets and long lived assets	6,500,000	900	161,002,000	176,874,000
Impairment of cryptocurrencies				58,624,000
Impairment on advances to suppliers			4,383,000
Provision for doubtful other receivables				20,836,000
Gain on extinguished liabilities of WoW			(175,302,000)
Gain from change in fair value of conversion feature derivative liability	(45,037,000)	(6,170)	(23,171,000)	(37,250,000)
Depreciation and amortization of property, equipment and software	61,464,000	8,400	86,866,000	91,381,000
Share of loss in equity method investments	1,100,000	200	0	0
Loss (gain) on disposal of investment in equity investee and available-for-sales investment	8,000	1	(1,666,000)	(712,000)
Foreign currency exchange loss	713,000	98	6,816,000	6,301,000
Amortization of discount and interest on convertible notes	30,289,000	4,150	25,967,000	23,197,000
Cancellation of ordinary shares				(1,876,000)
Payment of issuance cost by issuance of shares				(2,986,000)
Non-cash lease expense	4,384,000	601	4,975,000	5,112,000
Cryptocurrency mining revenue	(110,739,000)	(15,171)	(168,324,000)	(97,857,000)
Receipt of BTC from operating activities	(1,107,000)	(152)
Realized gain on exchange of cryptocurrencies	(60,783,000)	(8,327)	(42,836,000)	(10,865,000)
Change in fair value of cryptocurrencies	(48,290,000)	(6,616)	(40,036,000)
Receipt of ETH from operating activities	(4,000)	(1)	(433,000)	(10,171,000)
Receipt of USDT from exchange of other cryptocurrencies	(65,718,000)	(9,003)	(705,000)	(3,059,000)
Interest income-Cryptocurrencies	(87,296,000)	(11,960)	(131,000)	(15,000)
Purchase of cryptocurrencies by cash				(6,316,000)
Payment in cryptocurrencies for operating activities	104,186,000	14,273	153,167,000	83,434,000
Sale of cryptocurrencies for cash	109,023,000	14,936	70,539,000	5,637,000
Interest expense	1,194,000	164
Sale of cryptocurrencies for other cryptocurrencies	65,710,000	9,002
Changes in operating assets and liabilities:
Change in accounts receivable	(54,000)	(7)	95,000	3,531,000
Change in advances to suppliers			30,000	2,751,000
Change in prepayments and other current assets	(3,020,000)	(414)	673,000	71,274,000
Change in right-of-use assets	(3,597,000)	(493)
Change in accounts payable	(1,256,000)	(172)	2,368,000	121,755,000
Change in other taxes payable	(36,000)	(5)	(149,000)	143,000
Change in advances from customers	222,000	30	267,000	(1,235,000)
Change in interest payable	1,243,000	170	(2,432,000)	1,193,000
Change in accrued expenses and other current liabilities	1,690,000	231	(21,213,000)	(71,722,000)
Change in lease liabilities	(918,000)	(126)	(5,820,000)	(4,485,000)
Net cash used in operating activities	(44,197,000)	(6,057)	(46,320,000)	(154,037,000)
Cash flows from investing activities
Proceeds from disposal of other investments	5,000	1	5,163,000	16,638,000
Proceeds from disposal of property, equipment and software	145,000	20	4,000	407,000
Proceeds from financial products				800,000
Refund from subscribed tokens and other investment			1,500,000	4,500,000
Purchase of equity method investments	(10,641,000)	(1,458)
Purchase of other investments	(28,445,000)	(3,897)		(23,162,000)
Purchase of license asset	(9,000,000)	(1,233)
Purchase of deferred royalty costs	(9,000,000)	(1,233)
Decrease in cash and cash equivalents on disposal of subsidiaries	(82,000)	(11)	(85,000)
Purchase of property, equipment and software			(2,112,000)	(248,819,000)
Net cash (used in) provided by investing activities	(57,018,000)	(7,811)	4,470,000	(249,636,000)
Cash flows from financing activities:
Proceeds from the issuance of convertible notes			85,349,000	33,704,000
Proceeds from BTC Mortgage loan	87,296,000	11,960
Loans from a related party	814,000	112
Repayment of loans / advances due to a related party	(2,834,000)	(388)	(9,482,000)	(2,631,000)
Proceeds from other loans			1,434,000	2,466,000
Repayments of other loans			(2,195,000)	(514,000)
Contribution from shareholders	1,099,000	151	262,000	40,000
Proceeds from equity financing	17,783,000	2,436
Repayments of convertible notes	(34,390,000)	(4,711)	(42,903,000)
Net cash provided by financing activities	69,768,000	9,560	32,465,000	33,065,000
Effect of foreign exchange rate changes on cash and cash equivalents	(2,864,000)	(392)	(3,457,000)	251,000
Net change in cash and cash equivalents	(34,311,000)	(4,700)	(12,842,000)	(370,357,000)
Cash and cash equivalents, beginning of year	45,222,000	6,195	58,064,000	428,421,000
Cash and cash equivalents, end of year	10,911,000	1,495	45,222,000	58,064,000
Supplemental disclosure of cash flow information:
Interest paid	1,561,000	214	5,533,000
Non-cash investing and financing activities
Investment in an investment security in exchange of mining machine				2,115,000
Investment in an investment security in USDT				635,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,798,000	246	218,000	10,810,000
Property and equipment acquired on credit as liabilities			198,637,000
USDT from disposal of mining machines and subsidiaries	2,283,000	313	8,731,000	3,756,000
Cumulative effect from the adoption of ASU 2023-08			1,531,000
Share issued for purchase of Bitcoin mining machine				17,640,000
Share issued for repayments of convertible notes	18,161,000	2,488	¥ 24,822,000	¥ 57,290,000
Restricted ordinary shares issued in exchange for investments	230,478,000	31,575
Call option assets	15,843,000	2,171
Put option liabilities	¥ (1,923,000)	$ (263)